Fresh Start Accounting - Additional Information (Details) - Noble Finance Company $ in Thousands	Feb. 05, 2021 USD ($)
Reorganization, Chapter 11 [Line Items]
Reorganization value	$ 1,705,946
Post-petition liabilities and allowed claims	$ 4,000,000